SEGMENTS (Schedule of other revenue information) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of operating segments [line items]
Trade Name	$ 9,024
Customer relationship	52,526
Capitalized development costs and technology acquired	104,797
Goodwill	180,866
Total Revenues	347,213
Lottery [Member]
Disclosure of operating segments [line items]
Trade Name	0
Customer relationship	0
Capitalized development costs and technology acquired	26,752
Goodwill	0
Total Revenues	26,752
Core [Member]
Disclosure of operating segments [line items]
Trade Name	7,545
Customer relationship	21,412
Capitalized development costs and technology acquired	55,998
Goodwill	70,185
Total Revenues	155,140
Games [Member]
Disclosure of operating segments [line items]
Trade Name	0
Customer relationship	21,290
Capitalized development costs and technology acquired	13,557
Goodwill	76,970
Total Revenues	111,817
Sports [Member]
Disclosure of operating segments [line items]
Trade Name	1,479
Customer relationship	9,824
Capitalized development costs and technology acquired	8,490
Goodwill	33,711
Total Revenues	$ 53,504